INCOME TAXES (Changes To Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
INCOME TAXES [Abstract]
Gross tax liabilities at beginning of year	$ 1,875	$ 2,119
Additions based on tax positions related to the current year	$ 187
Additions for tax positions of prior years		$ 42
Reductions due to settlements with tax authorities
Reductions for positions of prior years	$ (66)	$ (286)
Gross tax liabilities at end of year	1,996	1,875
Accrued interest	$ 184	$ 170